Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted net loss per share [Abstract]
Net income (loss) attributable to common stockholders	$ 324,117	$ (14,113)
Less: gain from change in fair value of warrant liabilities	(363,299)
Net loss attributable to common shareholders – diluted	$ (39,182)	$ (14,113)
Weighted average shares outstanding, basic (in Shares)	104,324,059	86,643,714
Weighted average shares outstanding, diluted (in Shares)	112,570,960	86,643,714
Net income (loss) per share, basic (in Dollars per share)	$ 3.11	$ (0.16)
Net income (loss) per share, diluted (in Dollars per share)	$ (0.35)	$ (0.16)